Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	50,000,000	50,000,000
Common stock, shares issued	7,767,981	5,796,091	4,952,487
Common stock, shares outstanding	7,767,981	5,796,091	4,952,487
Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	0	5,000,000	5,000,000
Preferred stock, shares issued	0	1,000,000	1,000,000
Preferred stock, shares outstanding	0	1,000,000	1,000,000